CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ (DEFICIT) EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2011	$ (17,191)	$ 10,000	$ 20,000	$ (47,191)
Balances (in shares) at Dec. 31, 2011		10,000,000
Shares returned to treasury	0	(1,650)	1,650
Shares returned to treasury (in shares)		(1,650,000)
Fair value of note conversion feature and warrants issued	327,863		327,863
Net loss for the year	(594,168)			(594,168)
Balances at Dec. 31, 2012	(283,496)	8,350	349,513	(641,359)
Balances (in shares) at Dec. 31, 2012		8,350,000
Fair value of note conversion feature and warrants issued	291,920		291,920
Shares issued on conversion of notes	902,176	4,511	897,665
Shares issued on conversion of notes (in shares)		4,510,880
Issuances of shares	14,489,082	75,000	14,414,082
Issuances of shares (in shares)		75,000,000
Net loss for the year	(1,070,720)			(1,070,720)
Balances at Dec. 31, 2013	$ 14,328,962	$ 87,861	$ 15,953,180	$ (1,712,079)
Balances (in shares) at Dec. 31, 2013		87,860,880